RESTATEMENT OF PREVIOUSLY ISSUED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Schedule of impact of adjustments made in the Company's revenues and cost of revenues) (Details) - USD ($)
$ in Thousands
	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Revenue:
Total revenue	$ 106,863	$ 98,169	[1]	$ 86,040
Cost of revenue:
Total cost of revenue	70,706	69,070	[1]
Gross profit	36,157	29,099	[1]
Operating income	467	(3,967)	[1]
Income before taxes on income	(1,196)	(4,724)	[1]
Net income	(2,028)	(5,198)	[1]
Condensed Interim Consolidated Statements of Comprehensive Income:
Net income	(2,028)	(5,198)	[1]
Comprehensive income	(3,648)	(5,375)	[1]
As Reported [Member]
Revenue:
Total revenue		101,636
Cost of revenue:
Total cost of revenue		72,564
Gross profit		29,072
Operating income		(3,994)
Income before taxes on income		(4,751)
Net income		(5,225)
Condensed Interim Consolidated Statements of Comprehensive Income:
Net income		(5,225)
Comprehensive income		(5,402)
Adjustment [Member]
Revenue:
Total revenue		(3,467)
Cost of revenue:
Total cost of revenue		(3,494)
Gross profit		27
Operating income		27
Income before taxes on income		27
Net income		27
Condensed Interim Consolidated Statements of Comprehensive Income:
Net income		27
Comprehensive income		27
Products [Member]
Revenue:
Total revenue	63,830	66,280	[1]
Cost of revenue:
Total cost of revenue	49,274	49,917	[1]
Products [Member] | As Reported [Member]
Revenue:
Total revenue		69,467
Cost of revenue:
Total cost of revenue		53,411
Products [Member] | Adjustment [Member]
Revenue:
Total revenue		(3,187)
Cost of revenue:
Total cost of revenue		(3,494)
Services [Member]
Revenue:
Total revenue	43,033	31,889	[1]
Cost of revenue:
Total cost of revenue	$ 21,432	19,153	[1]
Services [Member] | As Reported [Member]
Revenue:
Total revenue		32,169
Cost of revenue:
Total cost of revenue		19,153
Services [Member] | Adjustment [Member]
Revenue:
Total revenue		(280)
Cost of revenue:
Total cost of revenue		$ 0

[1]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.